Summary of Significant Accounting Policies (Details)		12 Months Ended
		Jun. 30, 2025 USD ($) segment shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2025 SGD ($)
Summary of Significant Accounting Policies [Line Items]
Credit loss expense for accounts receivable
Provided allowance for credit losses
Depreciation		2,148	1,609	1,745
Deferred dry dock cost, net		682,637	959,924
Amortization of deferred dry-docking cost		$ 277,288	278,194	159,822
Deferred IPO costs

Deferred IPO costs

Deferred IPO costs consist of underwriting, legal and other expenses incurred through the balance sheet date that are directly related to the proposed offering and that would be charged to shareholders’ equity upon the completion of the proposed offering. As of June 30, 2025 and 2024, the deferred IPO costs were $nil and $287,835, respectively.

Deferred IPO costs			287,835
Contract liabilities		$ 433,125	$ 213,209	$ 187,597
Percentage of likely examination		50.00%
Weighted average shares outstanding - basic (in Shares) | shares	[1]	25,414,248	24,613,698	24,499,999
Weighted average shares outstanding - dilutive (in Shares) | shares	[1]	25,414,248	24,613,698	24,499,999
Segment description		The Chief Executive Officer is identified as the chief operating decision maker (CODM). The management, including the chief operating decision maker, measures performance based on our overall return to shareholders based on combined net income. Although separate vessel financial information is available, the CODM internally evaluates the performance of the Group as a whole and not on the basis of separate business units, as a result, the Group has determined that it operates as one reportable segment.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]		Chief Executive Officer
Number of operating segments (in segment) | segment		1
Aggregate amount of cash		$ 5,648,749	$ 3,751,921
Uninsured cash balance		$ 5,478,297	$ 3,609,211
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		74.00%	48.00%	43.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		47.00%	12.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			19.00%	19.00%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				12.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		22.00%	66.00%
Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		12.00%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		11.00%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			22.00%
Supplier A [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		14.00%	16.00%	20.00%
Supplier B [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				12.00%
Supplier [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		10.00%
Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.00%
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate amount of cash		$ 5,441,407	$ 3,411,646
Deposit insurance		$ 78,000			$ 100,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Credit contractual and customer payment		30 days
Property, plant and equipment, useful life		10 years			10 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Credit contractual and customer payment		180 days
Property, plant and equipment, useful life		25 years			25 years

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization as described in Note 12.